Prepaid Expenses and Other Current Assets - Summary of Prepaid Expenses and Other Assets Current (Parenthetical) (Details) - Southern Airways Corporation - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Summary Of Prepaid Expenses And Other Assets Current [Line Items]
Aircraft engine reserves	$ 2,411	$ 1,477	$ 508
SkyWest
Summary Of Prepaid Expenses And Other Assets Current [Line Items]
Aircraft engine reserves	$ 1,700	$ 900	$ 900